Net Revenue (Tables)	9 Months Ended
Sep. 30, 2024
Net Revenue [Abstract]
Schedule of Revenue by Significant Category
	Nine-month period ended September 30,		Three-month period ended September 30,
	2024	2023	2024	2023
Domestic sales	42,500,372	40,051,153	14,663,139	13,941,824
Export sales	14,708,513	13,417,859	5,262,867	4,787,876
NET REVENUE	57,208,885	53,469,012	19,926,006	18,729,700

Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers	The following table provides information about trade accounts receivable and contract liabilities from contracts with customers:
	Note	September 30, 2024	December 31, 2023
Trade accounts receivable	4	3,392,036	3,390,856
Contract liabilities		(225,365)	(324,598)
Total customer contract revenue		3,166,671	3,066,258